INCOME TAXES - Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of the year	$ 539	$ 895	$ 986
Settlements	0	(291)	(92)
Currency differences	70		1
Currency differences		(65)
End of the year	$ 600	$ 600	$ 895